RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of directors and key management compensation

			For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Management salaries and consulting fees	$687,877	$694,074	$544,352
Share-based compensation	255,921	993,611	472,236
Directors’ fees	75,329	73,647	72,863
	$1,019,127	$1,761,332	$1,089,451